Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
European joint ventures
Subsequent Event
Number of income-producing properties	45
GCI
Subsequent Event
Ownership interest (as a percent)	49.00%
Italy | Other shopping centers or outlet centers
Subsequent Event
Number of income-producing properties	45
Business Combination | GCI
Subsequent Event
Proceeds from businesses sold	$ 378.0